RULE 497 FILING

On behalf of Goldman Sachs ActiveBeta® Europe Equity ETF, Goldman Sachs ActiveBeta® International Equity ETF and Goldman Sachs ActiveBeta® Japan Equity ETF (the “Funds”), each a series of Goldman Sachs ETF Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on March 2, 2016 (Accession No. 0001193125-16-489751), which is incorporated by reference into this Rule 497 Filing.